As filed with the Securities and Exchange Commission on March 31, 1997

                                                     1940 Act File No. 811-07939


                       SECURITIES AND EXCHANGE COMMISSION
                             WASHINGTON, D.C. 20549

                                    FORM N-1A

         REGISTRATION STATEMENT UNDER THE INVESTMENT COMPANY ACT OF 1940

                  ---------------------------------------------

                                 MERRIMAC FUNDS
               (Exact Name of Registrant as Specified in Charter)

                200 Clarendon Street, Boston, Massachusetts 02116
                    (Address of Principal Executive Offices)

       Registrant's Telephone Number, Including Area Code: (888) 637-7622

                           Susan C. Mosher, Secretary
                                 Merrimac Funds
                              200 Clarendon Street
                           Boston, Massachusetts 02116
                     (Name and Address of Agent for Service)

                                    Copy to:
                                Philip H. Newman
                           Goodwin, Procter & Hoar LLP
                                 Exchange Place
                           Boston, Massachusetts 02109


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                                 MERRIMAC FUNDS


                                EXPLANATORY NOTE


This Registration Statement has been filed by the Registrant pursuant to Section 8(b) of the Investment Company Act of 1940, as amended (the "1940 Act"). However, beneficial interests in the Registrant are not being registered under the Securities Act of 1933, as amended (the "1933 Act") since such interests will be issued solely in private placement transactions which do not involve any "public offering" within the meaning of Section 4(2) of the 1933 Act. Investments in the Registrant's series may only be made by "accredited investors" within the meaning of Regulation D under the 1933 Act which generally includes institutional investors and high net worth individuals. This Registration Statement does not constitute an offer to sell, or the solicitation of an offer to buy, any beneficial interests in any series of the Registrant.


                                 --------------


Pursuant to General Instruction F4 of Form N-1A, a registration statement filed under only the 1940 Act shall consist of the facing sheet of the Form, responses to all items of Parts A and B except Items 1, 2, 3 and 5A of Part A thereof, responses to all items of Part C except Items 24(b)(6), 24(b)(10), 24(b)(11) and 24(b)(12) required signatures, and all other documents that are required or which the Registrant may file as part of the registration statement.















                                       (i)


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                                     PART A

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                                     PART A
                                 March 28, 1997

Responses to Items 1 through 3 and 5A have been omitted pursuant to paragraph 4 of Instruction F of the General Instructions to Form N-1A.

Item 4.    General Description of Registrant

The Merrimac Funds (the "Trust") is an open-end management investment company registered with the Securities and Exchange Commission (the "SEC") under the 1940 Act. The Trust was organized as a business trust under the laws of the State of Delaware on October 30, 1996. The Trust has established two series of beneficial interest: Merrimac Cash Fund (the "Cash Fund") and Merrimac Treasury Fund (the "Treasury Fund") (collectively, the "Funds" and singly, a "Fund"). The beneficial interests of each series shall hereinafter be referred to as "shares" and holders of such interests shall hereinafter be referred to as "shareholders." Each Fund is diversified within the meaning of the 1940 Act. The Treasury Fund has not yet commenced operations. Beneficial interests in each Fund are issued solely in private placement transactions which do not involve any "public offering" within the meaning of Section 4(2) of the 1933 Act. Investments in a Fund may only be made by investors that qualify as "accredited investors" within the meaning of Regulation D under the 1933 Act, which generally includes institutional investors and high net worth individuals ("Eligible Investors"), seeking liquidity, preservation of capital and current income, and for whom growth of capital is not a consideration. This Registration Statement does not constitute an offer to sell, or the solicitation of an offer to buy, any "security" within the meaning of the 1933 Act.

Each Fund offers two classes of shares to investors, Institutional Class and Premium Class shares, which both represent interests in such Fund. The two classes differ in (i) the imposition of a shareholder servicing fee for Institutional Class shares equal to a maximum of 0.25% of average daily net assets of the Institutional Class shares; and (ii) the maximum initial investment for each Class.

Investment Objective

The investment objective of each Fund is to obtain as high a level of current income as is consistent with the preservation of capital and liquidity. Unlike other mutual funds which directly acquire and manage their own portfolios of securities, the Cash Fund and the Treasury Fund each seeks to achieve its investment objective by investing all of their investable assets in the Merrimac Cash Portfolio (the "Cash Portfolio" or a "Portfolio") and the Merrimac Treasury Portfolio (the "Treasury Portfolio" or a "Portfolio"), respectively, which are each a series of the Merrimac Master Portfolio (the "Portfolio Trust"), a newly formed open-end management investment company established as a New York common law trust on October 30, 1996. The Portfolio Trust will be treated as a partnership for federal tax purposes. Each Portfolio has the same investment objective and policies as its corresponding Fund. There is no assurance that either Fund or either Portfolio will achieve its investment objective. Neither Fund's and neither Portfolio's investment objective is fundamental and therefore may be changed at any time by the

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Board of Trustees of the Trust or the Portfolio Trust, respectively, upon at least 30 days prior written notice to shareholders of the particular Fund or Portfolio.

Investment Policies

Each Portfolio seeks to achieve the same objective as its corresponding Fund by investing in high quality U.S. dollar denominated money market instruments. Since the characteristics of the Funds will correspond directly to those of their Portfolio, the following is a discussion of the various investment policies of the Portfolios. Except as otherswise provided below, the Funds' investment policies are not "fundamental policies" as such term is defined in the 1940 Act and may therefore be changed by the Trust's Board of Trustees without a shareholder vote.

The Cash Portfolio may invest in U.S. Government Obligations (such as U.S. Treasury bills, notes and bonds, and instruments issued by U.S. Government agencies or instrumentalities); securities of U.S. and non-U.S. banks or thrift organizations (such as bankers' acceptances, time deposits and certificates of deposit); corporate debt obligations, including commercial paper, notes and bonds and other money market instruments; asset-backed securities; and variable rate obligations (defined as a security whose coupon rate resets at least every six months). The Cash Portfolio also may invest in repurchase agreements that are collateralized by the securities listed above with no restrictions on the maturity of obligations collateralizing such repurchase agreements and may engage in securities lending.

The Treasury Portfolio will invest substantially all, but not less than 65% of its assets in U.S. Government Obligations (as defined above) which are backed by the "full faith and credit" of the U.S. Government. To maximize the tax-effective yield for shareholders, under normal circumstances, the Treasury Portfolio will invest primarily in obligations that qualify for the exemption from state taxation.

The Portfolios will each operate as a "money market mutual fund" and all investments will qualify as "eligible securities" within the meaning of Rule 2a-7 under the 1940 Act. Consistent with Rule 2a-7, a Portfolio will not purchase securities of any issuer (except securities issued or guaranteed by the United States, its agencies or instrumentalities and repurchase agreements involving such securities) if as a result more than 5% of the total assets of the Portfolio would be invested in the securities of such issuer or the Portfolio would own more than 10% of the outstanding voting securities of such issuer.

Additional Investment Policies

         Maturity and Quality. Each Portfolio will manage interest rate risk by maintaining a dollar-weighted average maturity of 90 days or less and will not invest in securities with remaining maturities of more than 397 days (as determined in accordance with Rule 2a-7 under the 1940 Act.) Each Portfolio may invest in variable or floating rate securities which bear interest at rates subject to periodic adjustment or which provide for periodic recovery of principal on demand. Each Portfolio intends to incur only limited credit risk. The Portfolios may only purchase securities, in addition to U.S. Government Obligations (as defined above), that are rated

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in the highest or second highest rating categories for short-term obligations by at least two nationally recognized statistical rating organizations ("NRSROs"). As a matter of operating policy, however, the Portfolios will only invest in securities, exclusive of U.S. Government Obligations, that are rated in the highest rating category for short-term obligations by at least two NRSROs. Investments in high quality, short term instruments may, in many circumstances, result in a lower yield than would be available from investments in instruments with a lower quality or a longer term.

         Investment Restrictions. Part B of this Registration Statement contains a list of specific investment restrictions which govern the investment policies of the Funds and the Portfolios. These specific restrictions are "fundamental policies" as such term is defined in the 1940 Act and may not be changed without shareholder approval. Except as otherwise indicated, each Fund's and each Portfolio's investment policies are not "fundamental policies" and may be changed at any time by the respective Board of Trustees upon at least 30 days prior written notice to shareholders of the particular Fund or Portfolio. If a percentage or rating restriction is adhered to at the time an investment is made, a later change in percentage or rating resulting from changes in a Portfolio's securities will not be a violation of policy.

Investment Practices

         Money Market Instruments. An investment in a Portfolio is subject to interest rate risk and credit risk of the issuers of the money market instruments. All money market instruments can change in value when interest rates or an issuer's creditworthiness changes, or if an issuer or guarantor of a security fails to pay interest or principal when due.

         U.S. Government Obligations. Each Portfolio may invest in U.S. Government money market obligations, which are debt securities issued or guaranteed by the U.S. Treasury, including bills, certificates of indebtedness, notes and bonds, or by an agency or instrumentality of the U.S. Government established under the authority of an act of Congress. Not all U.S. Government obligations are backed by the full faith and credit of the United States. For example, securities issued by the Federal Farm Credit Bank or by the Federal National Mortgage Association are supported by the agency's right to borrow money from the U.S. Treasury under certain circumstances. Securities issued by the Federal Home Loan Bank are supported only by the credit of the agency. There is no guarantee that the U.S. Government will support these types of securities, and therefore they involve more risk than "full faith and credit" Government obligations. The Treasury Portfolio will primarily invest in "full faith and credit" U.S. Government Obligations.

         Bankers' Acceptances. The Cash Portfolio may invest in bankers' acceptances which are bills of exchange or time drafts drawn on and accepted by a commercial bank. They are used by corporations to finance the shipment and storage of goods and to furnish dollar exchange. Maturities are generally six months or less.

         Time Deposits. The Cash Portfolio may invest in time deposits ("TDs"), which are non-negotiable receipts issued by a bank in exchange for the deposit of funds. Like a certificate

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of deposit, a TD earns a specified rate of interest over a definite period of time; however, it cannot be traded in the secondary market. The Portfolio may make time deposits in commercial banks, savings banks, thrifts, and in foreign banks if the institution has total assets in excess of $1 billion. Such instruments include Eurodollar TDs, which are U.S. dollar denominated deposits in a foreign branch of a U.S. or foreign bank.

         Certificates of Deposit. The Cash Portfolio also may invest in certificates of deposit ("CDs"), which are negotiable interest bearing instruments with a specific maturity. CDs are issued by banks and thrift institutions in exchange for the deposit of funds and normally can be traded in the secondary market prior to maturity. The Portfolio may invest in CDs of domestic and foreign branches of U.S. commercial banks and domestic thrifts that are FDIC insured and that have total assets in excess of $1 billion. The Portfolio also may invest in U.S. dollar-denominated CDs issued by foreign banks having total assets in excess of $1 billion. Such instruments include Eurodollar CDs, which are issued by branches of foreign and domestic banks located outside the U.S., and Yankee CDs, which are issued by a U.S. branch of a foreign bank and held in the U.S.

         Commercial Paper. The Cash Portfolio may invest in commercial paper, which is the term used to designate unsecured short-term promissory notes issued by corporations and other entities. Maturities on these issues vary from a few days to nine months. The Portfolio may also purchase Europaper that is U.S. dollar-denominated commercial paper of a foreign issuer and may buy bonds with remaining maturities of under thirteen months.

         Asset-Backed Securities. The Cash Portfolio also may invest in asset-backed securities, which consist of securities secured by company receivables, home equity loans, truck and auto loans, leases, credit card receivables and other securities backed by other types of receivables or other assets. Credit support for asset-backed securities may be based on the underlying assets and/or provided through credit enhancements such as letters of credit, insurance bonds, limited issuer guarantees, senior-subordinated structures and over collateralization. Asset-backed securities are normally traded over-the-counter and typically have a short-intermediate maturity structure depending on the paydown characteristics of the underlying financial assets which are passed through to the security holder. Asset-backed securities may be subject to prepayment risk, particularly in a period of declining interest rates. Prepayments, which occur when unscheduled payments are made on the underlying debt instruments, may shorten the effective maturities of these securities and may lower their total returns. There is no limit on the extent to which the Cash Portfolio may invest in asset-backed securities; however, the Portfolio will only invest in asset-backed securities that carry a rating in the highest category from at least two NRSROs.

         When-Issued and Delayed Delivery Transactions. Each Portfolio may invest in when-issued securities, which are securities purchased for delivery beyond the normal settlement date at a stated price and yield, thereby involving the risk that the yield obtained will be less then that available in the market at delivery. Although the purchase of securities on a when-issued basis is not considered leveraging, it has the effect of leveraging. When such a security is purchased, the Custodian will set aside cash or liquid securities to satisfy the purchase

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commitment. These segregated securities will be valued at market and additional cash or securities will be segregated if necessary so that the market value of the account will continue to satisfy the purchase commitment. A Portfolio generally will not pay for such securities or earn interest on them until received. Commitments to purchase when-issued securities will not, under normal market conditions, exceed 25% of the Portfolio's total assets, and a commitment will not exceed 90 days. A Portfolio will only purchase when-issued securities for the purpose of acquiring portfolio securities and not for speculative purposes. However, a Portfolio may sell these securities or dispose of the commitment before the settlement date if it is deemed advisable as a matter of investment strategy.

         Variable and Floating Rate Instruments. Certain of the obligations purchased by the Portfolios may carry variable or floating rates of interest and may include variable rate master demand notes. A floating rate security provides for the automatic adjustment of its interest rate whenever a specified interest rate changes. A variable rate security provides for the automatic establishment of a new interest rate on set dates. Variable and floating rate instruments may include variable amount master demand notes that permit the indebtedness thereunder to vary in addition to providing for periodic adjustments in the interest rate. There may be no active secondary market with respect to a particular variable or floating rate instrument. Nevertheless, the periodic readjustments of their interest rates tend to assure that their value to a Portfolio will approximate their par value. Further, some of the demand instruments purchased by a Portfolio derive their liquidity from the ability of the holder to demand repayment from the issuer or from a third party providing credit support.

         Repurchase Agreements. The Cash Portfolio may enter into repurchase agreements, which are agreements by which a person obtains a security and simultaneously commits to return the security to the seller at an agreed upon price (including principal and interest) on an agreed upon date within a number of days from the date of purchase. In substance, a repurchase agreement is a loan by the Portfolio collateralized with securities. The Portfolio's custodian or its agent will hold the security as collateral for the repurchase agreement. All repurchase transactions must be collateralized initially at a value at least equal to 102% of the repurchase price and counterparties are required to deliver additional collateral in the event the market value of the collateral falls below 100%. The Portfolio bears the risk of loss in the event the other party defaults on its obligations and the Portfolio is delayed or prevented from its right to dispose of the collateral securities or if the Portfolio realizes a loss on the sale of the collateral securities. The Portfolio will enter into repurchase agreements with financial institutions deemed to present minimal risk of bankruptcy during the term of the agreement based on guidelines established and periodically reviewed by the Trustees. The Portfolio will not invest more than 10% of its net assets in repurchase agreements maturing in more than seven days because such agreements would be considered "illiquid securities" see also Private Placements and Illiquid Securities" below.

         Reverse Repurchase Agreements. The Cash Portfolio may borrow funds for temporary purposes by entering into reverse repurchase agreements. Pursuant to such agreements, the Portfolio would sell its securities to financial institutions such as banks and broker-dealers and agree to repurchase them at a mutually agreed-upon date and price. The Portfolio will enter into

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reverse repurchase agreements only to avoid otherwise selling securities during unfavorable market conditions to meet redemptions. At the time the Portfolio enters into a reverse repurchase agreement, it would place in a segregated custodial account, assets such as liquid high grade securities, consistent with the Portfolio's investment restrictions and having a value equal to the repurchase price (including accrued interest), and would subsequently monitor the account to ensure that such equivalent value was maintained. Reverse repurchase agreements involve the risk that the market value of securities sold by the Portfolio may decline below the price at which the Portfolio is obligated to repurchase the securities. Reverse repurchase agreements are considered by the SEC to be borrowings by the Portfolio under the 1940 Act.

         Securities Lending. The Cash Portfolio may lend up to 33 1/3% of its portfolio of securities pursuant to agreements requiring that the loan be continuously secured by cash or equivalent collateral or by a letter of credit or bank guarantee in favor of the Portfolio at least equal at all times to 100% of the market value plus accrued interest on the securities lent. The Portfolio will continue to receive interest on the securities lent while simultaneously seeking to earn interest on the investment of cash collateral. Collateral is marked to market daily. There may be risks of delay in recovery of the securities or even loss of rights in the collateral should the borrower of the securities fail financially. However, loans will only be made to borrowers deemed to be of good standing under guidelines established by the Trustees. In addition, the Portfolio will bear the risk of any decline in value of securities acquired with cash collateral. Loans are subject to termination by the Portfolio or the borrower at any time and are, therefore, not considered to be illiquid investments.

         Private Placements and Illiquid Investments. The Cash Portfolio may invest up to 10% of its net assets in securities for which there is no readily available market. These illiquid securities may include privately placed restricted securities for which no institutional market exists. The absence of a trading market can make it difficult to value such securities and disposing of the securities may involve negotiation and expense. The valuation of these securities generally reflects limits on their liquidity. At times it may be difficult for the Portfolio to sell restricted securities promptly at an acceptable price.

         Rule 144A Securities. The Cash Portfolio may purchase certain restricted securities ("Rule 144A securities") for which there is a secondary market of qualified institutional buyers, as contemplated by Rule 144A under the 1933 Act. Rule 144A provides an exemption from the registration requirements of the 1933 Act for the resale of certain restricted securities to qualified institutional buyers.

One effect of Rule 144A is that certain restricted securities may now be liquid, though there is no assurance that a liquid market for Rule 144A securities will be maintained. The Board of Trustees of the Portfolio has adopted policies and procedures for the purpose of determining whether securities that are eligible for resale under Rule 144A are liquid or illiquid for purposes of the Portfolio's limitation on investment in illiquid securities. Within those policies is the delegation to the Portfolio's investment sub-adviser the determination as to whether a particular security is liquid or illiquid. The Portfolio's Board of Trustees also periodically reviews Portfolio purchases and sales of Rule 144A securities.

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To the extent that liquid Rule 144A securities within the Portfolio become illiquid due to the lack of sufficient qualified institutional buyers or due to market or other conditions, the percentage of the Portfolio's assets invested in illiquid assets would increase. In that event, these securities would be deemed illiquid securities for purposes of the Portfolio's 10% limitation on investment in illiquid securities.

         Futures Contracts and Related Options. The Cash Portfolio may enter into futures contracts, options on futures contracts, index futures and options thereon that are traded on an exchange regulated by the Commodities Futures Trading Commission ("CFTC") to the extent that obligations under such contracts or transactions, together with options on securities, represent not more than 10% of that Portfolio's total assets.

The Cash Portfolio may buy and sell futures contracts and related options to manage its exposure to changing interest rates and security prices. Some futures strategies, including selling futures, buying puts and writing calls, may reduce that Portfolio's exposure to price fluctuations. Other strategies, including buying futures, writing puts and buying calls, tend to increase market exposure. Futures and options may be combined with each other in order to adjust the risk and return characteristics of the overall portfolio of securities of the Cash Portfolio. The Cash Portfolio expects to enter into these transactions to "lock in" a return or spread on a particular investment or portion of its assets, to protect against any increase in the price of securities that Portfolio anticipates purchasing at a later date, or for other risk management strategies.

Options and futures can be volatile instruments, and involve certain risks. If a hedge is applied at an inappropriate time or interest rates are judged incorrectly, options and futures strategies may lower the Cash Portfolio's return. The Portfolio could also experience losses if the prices of its options and futures positions were poorly correlated with its other instruments, or if it could not close out its positions because of an illiquid secondary market.

Typically, investment in these contracts requires the Cash Portfolio to deposit with the applicable exchange or other specified financial intermediary as a good faith deposit for its obligations, known as "initial margin", an amount of cash or specified debt securities that initially is 1%-15% of the face amount of the contract and that thereafter fluctuates on a periodic basis as the value of the contract fluctuates. Thereafter, the Portfolio must make additional deposits equal to any net losses due to unfavorable price movements of the contract and will be credited with an amount equal to any net gains due to favorable price movements. These additional deposits or credits are calculated and required daily and are known as "variation margin".

The SEC requires that when an investment company such as the Cash Portfolio effects transactions of the foregoing nature, it must either segregate cash or other liquid portfolio securities with its custodian in the amount of its obligations under the foregoing transactions or must cover such obligations by maintaining positions in portfolio securities, futures contracts or options that would serve to satisfy or offset the risk of such obligations. When effecting transactions of the foregoing nature, the Portfolio will comply with such segregation or cover



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requirements. No limitation exists on the amount of the Portfolio's assets that may be used to comply with such segregation or cover requirements.

         Swaps, Caps and Floors. In order to protect the value of the Cash Portfolio from interest rate fluctuations and to hedge against fluctuations in the floating rate market in which that Portfolio's investments are traded, the Cash Portfolio may enter into swaps, caps, and floors on various securities (such as U.S. Government securities), securities indexes, interest rates, prepayment rates or other financial instruments or indexes, for bona fide hedging purposes. While swaps, caps, and floors (sometimes hereinafter collectively referred to as "swap contracts") are different from futures contracts (and options on futures contracts) in that swap contracts are individually negotiated with specific counterparties, the Cash Portfolio will use swap contracts for purposes similar to the purposes for which it uses options, futures, and options on futures. Those uses of swap contracts (i.e., risk management and hedging) present the Cash Portfolio with risks and opportunities similar to those associated with options contracts, futures contracts, and options on futures. See "Futures Contracts and Related Options".

Because swap contracts are individually negotiated, they remain the obligation of the respective counterparties, and there is a risk that a counterparty will be unable to meet its obligations under a particular swap contract. If a counterparty defaults on a swap contract with the Cash Portfolio, the Portfolio may suffer a loss. To address this risk, the Cash Portfolio will usually enter into interest rate swaps on a net basis, which means that the two payment streams (one from the Portfolio to the counterparty, one to the Portfolio from the counterparty) are netted out, with the Cash Portfolio receiving or paying, as the case may be, only the net amount of the two payments. Interest rate swaps do not involve the delivery of securities, other underlying assets, or principal, except for purposes of collateralization, as discussed below. Accordingly, the risk of loss with respect to interest rate swaps entered into on a net basis would be limited to the net amount of the interest payments that the Cash Portfolio is contractually obligated to make. If the other party to an interest rate swap defaults, the Portfolio's risk of loss consists of the net amount of interest payments that the Portfolio is contractually entitled to receive. To protect against losses related to counterparty default, the Portfolio may enter into swaps that require transfers of collateral for changes in market value. In contrast, currency swaps and other types of swaps may involve the delivery of the entire principal value of one designated currency or financial instrument in exchange for the other designated currency or financial instrument. Therefore, the entire principal value of such swaps may be subject to the risk that the other party will default on its contractual delivery obligations.

         Securities of Foreign Issuers. The Cash Portfolio may invest in dollar-denominated commercial paper of foreign issuers and dollar-denominated obligations of foreign branches of U.S. banks, U.S. branches of foreign banks and foreign branches of foreign banks. Securities of foreign issuers involve risks that are different from investments in securities of U.S. issuers. These risks may include future unfavorable political and economic developments, possible withholding taxes, seizure of foreign deposits, currency controls, interest limitations or other governmental restrictions that might affect payment of principal or interest. Additionally, there may be less public information available about foreign issuers. Various provisions of federal law governing the establishment and operation of domestic branches do not apply to foreign branches



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of domestic banks. The obligations of U.S. branches of foreign banks may be general obligations of the parent bank in addition to the issuing branch, or may be limited by the terms of a specific obligation as well as by federal and state regulation and governmental action in the country in which the foreign bank has its head office. Foreign branches of foreign banks are not regulated by U.S. banking authorities and generally are not bound by accounting, loan limitations, auditing and financial reporting standards comparable to U.S. banks.

         Other Investment Policies. Although the Portfolios usually intend to hold securities purchased until maturity, at which time they will be redeemable at their full principal value plus accrued interest, they may, at times, engage in short-term trading to attempt to take advantage of yield variations in the short-term market. Each Portfolio also may sell portfolio securities prior to maturity based on a revised evaluation of the creditworthiness of the issuer or to meet redemptions. In the event there are unusually heavy redemption requests due to changes in interest rates or otherwise, a Portfolio may have to sell a portion of its investment portfolio at a time when it may be disadvantageous to do so. However, each Portfolio believes that its ability to borrow funds to accommodate redemption requests may mitigate in part the necessity for such portfolio sales during these periods.

Risk Factors

The shares of the Funds have not been registered under the 1933 Act and, because they will be offered only to qualified investors, it is anticipated that they will be exempt from the registration provisions thereof. Shares of the Funds may not be transferred or resold without registration under the 1933 Act or pursuant to an exemption from such registration. Investments in Fund shares or Portfolio shares are neither insured nor guaranteed by the government. There is no assurance that a Fund or a Portfolio will maintain a stable net asset value of $1.00 per share. Shares of either Fund and either Portfolio are not deposits or obligations of, or guaranteed or endorsed by, Investors Bank & Trust Company ("Investors Bank") or The Bank of New York ("BNY"), and shares are not federally insured by the Federal Deposit Insurance Corporation, the Federal Reserve Board, or any other agency, and involve investment risks including the possible loss of principal.

A Fund may withdraw its investment from its corresponding Portfolio at any time, if the Fund's Board of Trustees determines that it is in the best interest of the Fund to do so. Upon any such withdrawal, the Board of Trustees would consider what action might be taken, including the investment of all of the investable assets of the Fund in another pooled investment entity having substantially the same investment objective as the Fund or the retaining of an investment adviser to manage the Fund's assets in accordance with the investment policies described herein. In the event the Fund's Trustees were unable to find a substitute investment company in which to invest the Fund's assets or were unable to secure directly the services of an investment adviser, the Trustees would determine the best course of action.

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Additional Information Concerning Investment Structure

Unlike other mutual funds which directly acquire and manage their own portfolio securities, the Funds seek to achieve their investment objective by investing all of their investable assets in their corresponding Portfolio, each of which is registered as an open-end investment management company under the 1940 Act. The Portfolios have the same investment objective and policies as their corresponding Fund. In addition to selling its beneficial interests or shares to the Fund, a Portfolio may sell shares to other mutual funds, collective investment vehicles, or institutional investors. These investors will invest in the Portfolio on the same terms and conditions and will pay a proportionate share of the Portfolio's expenses. However, these other investors may be subject to different operating expenses. Therefore, investors in each Fund should be aware that these differences may result in differences in returns experienced by investors in the different funds and other pooled investment vehicles that invest in the Portfolio. Such differences in returns are also present in other mutual fund structures.

Certain changes in a Portfolio's investment objective, policies or restrictions may preclude its corresponding Fund from investing its investable assets in the Portfolio or require the Fund to withdraw its interest in the Portfolio. Any such withdrawal could result in an "in kind" distribution of securities (as opposed to a cash distribution) from the Portfolio. If securities are distributed, the Fund could incur brokerage, tax or other charges in converting the securities to cash. The in-kind distribution may result in the Fund having a less diversified portfolio of investments or adversely affect the liquidity of the Fund. Notwithstanding the above, there are other means for meeting shareholder redemption requests, such as borrowing.

Smaller funds investing in a Portfolio may be materially affected by the actions of larger funds investing in a Portfolio. For example, if a large fund withdraws from the Portfolio, the remaining funds may subsequently experience higher pro-rata operating expenses, thereby producing lower returns. Additionally, because the Portfolio would become smaller, it may become less diversified, resulting in increased portfolio risk; however, these possibilities exist for traditionally structured funds which have large or institutional investors who may withdraw from a fund. Also, funds with a greater pro-rata ownership in a Portfolio could have effective voting control of the operations of the Portfolio. Except as permitted by the SEC, if a Fund is requested to vote on matters pertaining to its corresponding Portfolio (other than a vote by the Fund to continue the operation of the Portfolio upon the withdrawal of another investor in the Portfolio), the Fund will hold a meeting of its shareholders and will cast all of its votes proportionately as instructed by such shareholders. A Fund will vote the shares held by Fund shareholders who do not give voting instructions in the same proportion as the shares of Fund shareholders who do give voting instructions. Shareholders of a Fund who do not vote will have no effect on the outcome of such matters. Information concerning other holders of interests in the Portfolio Trust may be obtained by calling the Trust at (888) 637-7622.

Item 5.  Management of the Funds and the Portfolios

The Board of Trustees of the Trust and the Portfolio Trust

The business and affairs of each Fund are managed under the direction of the Board of Trustees of the Trust. The business and affairs of each Portfolio are managed under the direction of the Board of Trustees of the Portfolio Trust. Each Board of Trustees approves all significant agreements between each Fund or Portfolio and the persons and companies that furnish services to each Fund or Portfolio, including (when applicable) agreements with its investment adviser, administator, fund accountant, custodian and transfer agent. The day-to-day operations of each Fund are delegated to its corresponding Portfolio's investment manager and such Fund's administrator. Each Board of Trustees has approved contracts with Investors Bank, BNY and Aeltus Investment Management, Inc. ("Aeltus") to provide day-to-day management of the Portfolio Trust's operations. More information regarding the Trustees and Officers of the Trust appears in Part B of this Registration Statement.

The Adviser

The Board of Trustees of the Portfolio Trust have authorized Investors Bank to serve as the investment adviser to each Portfolio of the Trust pursuant to an investment adviser agreement (the "Adviser Agreement"). Under the Adviser Agreement, Investors Bank continuously reviews and supervises each Portfolio's investment program. Investors Bank discharges its responsibilities subject to the supervision of, and policies established by, the Trustees of the Portfolio Trust. Investors Bank was organized in 1969 as a Massachusetts-chartered trust company and provides domestic and global custody, multi currency accounting, institutional transfer agency, performance measurement, foreign exchange, securities lending and mutual fund administration services to a variety of financial asset managers, including mutual fund complexes, investment advisers, banks and insurance companies. Investors Bank is a wholly-owned subsidiary of Investors Financial Services Corp., a publicly-held corporation and holding company registered under the Bank Holding Company Act of 1956. The business address of Investors Bank is 89 South Street, Boston, Massachusetts 02111. Investors Bank began acting as investment adviser at the commencement of operations of the Cash Portfolio (November 21, 1996) but otherwise has no previous experience in providing investment advisory services.

The Sub-Advisers

BNY serves as the Cash Portfolio's sub-adviser pursuant to its Investment Sub-Adviser Agreement (the "BNY Sub-Adviser Agreement") with Investors Bank. Under the BNY Sub-Adviser Agreement, BNY manages the Portfolio, selects investments and places all orders for the purchase and sale of the Portfolio's securities, subject to the general supervision of the Portfolio Trust's Board of Trustees and Investors Bank and in accordance with the Portfolio's and Fund's investment objective, policies and restrictions. BNY is a wholly owned subsidiary of The Bank of New York Company, Inc. BNY has discretionary investment authority for the short-term money management of accounts exceeding $30 billion. The business address of BNY is 48 Wall Street, New York, New York 10286. For its services to the Portfolio, BNY is paid by Investors Bank a monthly fee computed at an annual rate of .08% of the average daily net assets of the Cash Portfolio.

Aeltus serves as the Treasury Portfolio's sub-adviser pursuant to its Investment Sub-Adviser Agreement (the "Aeltus Sub-Adviser Agreement") with Investors Bank. Under the Aeltus Sub-Adviser Agreement, Aeltus manages the Portfolio, selects investments and places all orders for the purchase and sale of the Portfolio's securities, subject to the general supervision of the Portfolio Trust's Board of Trustees and Investors Bank and in accordance with the Portfolio's and Fund's investment objective, policies and restrictions. Aeltus is an indirect wholly owned subsidiary of Aetna Inc. As of December 31, 1996, Aeltus managed approximately $38 billion in assets for various individual and institutional accounts, including registered investment companies. The business address of Aeltus is 242 Trumbull Street, Hartford, Connecticut 06103-1205. For its services to the Treasury Portfolio, Aeltus is paid by Investors Bank a monthly fee computed at an annual rate of .08% of the average daily net assets of the Treasury Portfolio.

The Administrator, Transfer Agent, Custodian and Fund Accountant

Each Portfolio and each Fund employs Investors Fund Services (Ireland) Limited ("IBT Ireland"), a subsidiary of Investors Bank, and Investors Bank, respectively, as Administrators pursuant to Administration Agreements (the "Administration Agreements") to provide certain administrative services. The services provided by IBT Ireland and Investors Bank under the Administration Agreements include certain accounting, clerical and bookkeeping services, corporate secretarial services and assistance in the preparation and filing of tax returns and reports to shareholders and the SEC. In addition, Investors Bank provides assistance in preparing state "blue sky" filings on behalf of the Funds and otherwise assists the Funds in complying with state securities law requirements.

Investors Bank also acts as transfer agent for each Fund and IBT Fund Services (Canada) Inc. ("IBT Canada"), a subsidiary of Investors Bank, acts as transfer agent for each Portfolio pursuant to Transfer Agency Agreements. As transfer agent, Investors Bank is responsible for the issuance, transfer and redemption of shares and the establishment and maintenance of shareholder accounts for each Fund and IBT Canada is responsible for maintaining records of shareholder interests for the Portfolios. IBT Canada also serves as fund accountant to the Funds and the Portfolios. In such capacity, IBT Canada performs certain accounting, clerical and bookkeeping services, and the daily calculation of net asset value for each Portfolio and Fund.

Investors Bank acts as custodian for each Fund and each Portfolio. As custodian, Investors Bank holds cash, securities and other assets of the Funds and the Portfolios as required by the 1940 Act.

For its services under the Adviser Agreement, Administration Agreement, Transfer Agency Agreement, Custodian Agreement and the Fund Accounting Agreement, the Portfolios each pay Investors Bank an aggregate fee which is calculated daily and paid monthly, at an annual rate of

0.17% of the average daily net assets of the respective Portfolio. For its services under the Administration Agreement, Transfer Agency Agreement, Custodian Agreement and Fund Accounting Agreement, the Cash Fund and the Treasury Fund each pays Investors Bank a fee which is calculated daily and paid monthly, at an annual rate of 0.01% of the average daily net assests of such Fund. Investors Bank is solely responsible for the payment of all fees to BNY, Aeltus and to its subsidiaries. For the fiscal year ended December 31, 1996, the compensation paid to Investors Bank by the Cash Fund and the Cash Portfolio was 0.01% and 0.08%, respectively, of the Fund's and Portfolio's average net assets.

Trust and Portfolio Trust Expenses

The Trust and the Portfolio Trust will each pay all of their expenses other than those expressly assumed by Investors Bank. The principal expenses of the Trust and the Portfolio Trust are the fees for advisory services (for the Portfolio Trust only), administration, custody, fund accounting and transfer agency services, all of which are payable to Investors Bank. Other expenses include:
(i) amortization of deferred organizational costs; (ii) taxes, if any; (iii) expenses for legal, auditing and financial accounting services; (iv) expense of preparing (including typesetting, printing and mailing) reports and notices to existing shareholders; (v) expense of issuing and redeeming Trust and Portfolio Trust, shares; (vi) the fees, travel expenses and other out-of-pocket expenses of the independent Trustees of the respective Board; (vii) extraordinary expenses as may arise, including expenses incurred in connection with litigation proceedings and claims and the legal obligations of the Trust and the Portfolio Trust, respectively, to indemnify the Trustees, shareholders and agents of the Trust and the Portfolio Trust, respectively; and (viii) other expenses properly payable by the Trust or the Portfolio Trust, as the case may be.

Item 6.  Capital Stock and Other Securities

Attributes of Fund Shares

[Investments in the Funds have no preferences, pre-emptive or conversion or similar rights and are fully paid and nonassessable, except as set forth below. Neither Fund is required and neither has a current intention to hold annual meetings of shareholders. Special meetings of shareholders may be called by the Board of Trustees of the Trust from time to time for the purpose of taking action upon any matter requiring the vote or authority of the shareholders as provided in the Trust's Master Trust Agreement or as deemed necessary or desirable by the Trustees. Changes in fundamental policies will be submitted to shareholders. Shareholders have under certain circumstances (e.g., upon the application and submission of certain specified documents to the Trustees by a specified percentage of the aggregate value of the Trust's outstanding shares (or of a Fund's outstanding shares on matters relating solely to one Fund) the right to communicate with other shareholders in connection with requesting a meeting of shareholders for the purpose of removing one or more Trustees. Shareholders also have the right to remove one or more Trustees without a meeting by a declaration in writing by a specified number of shareholders. Upon liquidation or dissolution of a Fund, shareholders would be entitled to share pro rata in the net assets of the Fund available for distribution to shareholders.]

The Trust is organized as a business trust under the laws of the State of Delaware. Under the Master Trust Agreement, the Trustees are authorized to issue shares (i.e., beneficial interests) in the Funds. Each Fund share entitles the shareholder of record to one vote. Investments in a Fund may not be transferred, but a shareholder may withdraw all or any portion of its investment at any time at net asset value. Shareholders in a Fund are each liable for all obligations of the Fund. However, it is not expected that the liabilities of a Fund would ever exceed its assets.

Fund shares and Portfolio shares are not registered under the 1933 Act and are sold in reliance upon an exemption from registration. Shares may not be transferred or resold without registration under the 1933 Act, except pursuant to an exemption from registration. However, Fund shares and Portfolio shares may be redeemed on any day that both the New York Stock Exchange and the New York Federal Reserve Bank are open for business (a "Business Day").

Control Persons

As of March 26, 1997, BNY As Agent For Its Securities Lending Customers and Investors Bank As Security Lending Agent FBO, beneficially owned more than 25% of the voting securities of the Premium Class of the Cash Fund and therefore controls, as such term is defined under the 1940 Act, the Premium Class of the Cash Fund. As of March 26, 1997, Saturn & Co, C/O Investors Bank, beneficially owned more than 25% of the voting securities of the Institutional Class of the Cash Fund and therefore controls, as such term is defined under the 1940 Act, the Institutional Class of the Cash Fund. As of March 26, 1997, the Treasury Fund had not commenced operations.

Shareholder Inquiries

All shareholder inquiries should be directed to Investors Bank.

Dividends and Distributions

Each Fund intends to declare as a dividend substantially all of its net investment income at the close of each Business Day to such Fund's shareholders of record at 2:00 p.m., Eastern time, on that day, and will pay such dividends monthly. Distributions of net long term capital gains, if any, for the year are made at least annually. Dividends and/or capital gain distributions will be reinvested automatically in additional shares of a Fund at net asset value and such shares will be automatically credited to a shareholder's account, unless a shareholder elects to receive either dividends or capital gains distributions (or both) in cash. Shareholders may change their distribution option at any time by notification to Investors Bank prior to the record date of any such dividend or distribution.

It is intended that the Portfolios' assets, income and capital gain distributions will be managed in such a way that each Fund, as a shareholder in a Portfolio, will be able to satisfy the requirements of Subchapter M of the Code to be treated as a "regulated investment company", assuming that the Fund invested all of its investable assets in the Portfolio although no assurance can be given in this regard. As a regulated investment company, each Fund would not be liable for U.S.

Federal income taxes on its net investment income and capital gains distributions to the Shareholders in accordance with the U.S. Internal Revenue Code of 1986, as amended.

Item 7.  Purchase of Securities Being Offered

Shares of each Fund are sold at the net asset value of such shares next determined after an order and payment for the investment is received by the Trust or its agent by the time designated herein. The net asset value of each Fund's share will be determined at 2:00 p.m. (ET) on each day that both the New York Stock Exchange and the New York Federal Reserve Bank are open for business.

Shares of each Fund are sold on a private placement basis in accordance with Regulation D under the 1933 Act, directly by the Fund without a distributor and are not subject to a sales load or redemption fee; assets of the Institutional Class of shares of each Fund are subject to a shareholder servicing fee of up to 0.25% of average daily net assets. The assets of the Premium Class of shares are not subject to a Rule 12b-1 or shareholder servicing fee. Shares of each Fund may be purchased by Eligible Investors that have opened accounts with the Fund. The minimum initial investment for Institutional Class shares is $10,000. The minimum initial investment for Premium Class shares is $10 million. Institutions may satisfy the minimum investment by aggregating their fiduciary accounts. Subsequent purchases may be in any amount. Each Fund reserves the right to waive the minimum initial investment. If an account balance falls below $1 million for Premium Class and $10,000 for Institutional Class due to redemption, a Fund may close the account. Investors will be notified if the minimum balance is not being maintained and will be allowed 60 days to make additional investments before the account is closed.

Share purchase orders are effective on the date a Fund receives a completed Subscription Agreement (and other required documents) and immediately available funds are received by the Fund in the Fund's account with Investors Bank, the Fund's transfer agent and dividend-disbursing agent. Purchases may be made only by wire.

A bank may impose a charge to execute a wire transfer. A purchaser must call Investors Bank at 1-888-MERRMAC to notify the transfer agent of an incoming wire transfer. A purchase order for shares received in proper form by 2:00 p.m., Eastern time, on a Business Day will be executed at the net asset value per share next determined after receipt of the order and will receive the dividend declared on the day of purchase, provided that Investors Bank receives the wire by the close of the Federal Reserve wire system on the day the purchase order is received.

Each Fund reserves the right to reject any purchase order. Purchase orders may be refused if, for example, they are of a size that could disrupt management of a Portfolio.

Item 8.  Redemption or Repurchase

Shareholders may redeem all or a portion of their shares on any Business Day. Redemptions will be made at the net asset value next determined after Investors Bank has received a proper notice of redemption. If notice of redemption is received prior to 2:00 p.m., Eastern time, on any

Business Day, the redemption will be effective on the date of receipt and the shareholder will not receive the dividend for that day. Proceeds of the redemption will ordinarily be made by wire on the same Business Day, but in any event within seven Business Days from the date of receipt. Shareholders liquidating their account after 2:00 p.m., Eastern time, on any Business Day will receive upon redemption all dividends reinvested through the date preceding the effective date of redemption and payment will ordinarily be made by wire on the next Business Day, but, in any case, within seven Business Days from the date of receipt of a proper notice of redemption.

A shareholder may elect to receive payment in the form of a wire or check. There is no charge imposed by either Fund to redeem; however, in the case of redemption by wire, a shareholder's bank may impose its own wire transfer fee for receipt of the wire.

Item 9.  Pending Legal Proceedings

None.

                                     PART B

Item 10.  Cover Page

                                 MERRIMAC FUNDS

                                     PART B


                                 MARCH 28, 1997


Merrimac Funds (the "Trust") is a registered open-end investment company organized as a Delaware business trust offering beneficial interests in two series: Merrimac Cash Fund (the "Cash Fund") and Merrimac Treasury Fund (the "Treasury Fund"). Each Fund is diversified as defined in the Investment Company Act of 1940 (the "1940 Act").

This Part B supplements information concerning the Trust, the Cash Fund and the Treasury Fund contained in Part A of the Trust's Registration Statement dated March 28, 1997. This Part B should be read in conjunction with Part A, which may be obtained by telephoning or writing the Trust at 200 Clarendon Street, Boston, Massachusetts 02116, telephone 1-888-MERRMAC.

Item 11.  Table of Contents

                                                                           Page

         General Information and History                                   B-4

         Investment Objectives and Policies                                B-4

         Management of the Funds and the Portfolios                        B-7

         Control Persons and Principal Holders of Securities               B-8

         Investment Advisory and Other Services                            B-9

         Brokerage Allocation and Other Practices                          B-11

         Capital Stock and Other Securities                                B-12

         Purchase, Redemption and Pricing of Securities Being Offered      B-13

         Tax Status                                                        B-14

         Underwriters                                                      B-15

         Calculation of Performance Data                                   B-15

         Financial Statements                                              B-16

Item 12.  General Information and History

The Trust has no prior business history.

Item 13.  Investment Objectives and Policies

Part A contains additional information about the investment objectives and policies of the Portfolios. This Part B should be read only in conjunction with Part A.

Investment Limitations

As noted in Part A, each Fund will invest all of its investable assets in its corresponding series (the "Portfolio") of the Merrimac Master Portfolio (the "Portfolio Trust"). The following investment limitations are fundamental policies applicable to the Portfolios. These fundamental investment restrictions may not be changed except by the affirmative vote of a majority of the Portfolios' outstanding voting securities as defined in the 1940 Act. Under the 1940 Act, a "vote of the majority of the outstanding voting securities" means the vote, at the annual or a special meeting of security holders duly called,
(i) of 67% or more of the voting securities present at the meeting if the holders of more than 50% of the outstanding voting securities are present or represented by proxy or (ii) of more than 50% of the outstanding voting securities, whichever is less. Under these restrictions, the Portfolios may not:

          (1) purchase any securities that would cause more than 25% of the total assets of the Portfolio at the time of such purchase to be invested in securities of one or more issuers conducting their principal business activities in the same industry, provided that there is no limitation with respect to U.S. Government Obligations or to bank obligations or with respect to repurchase agreements collateralized by any of such obligations;

          (2) borrow money, except as a temporary measure for extraordinary or emergency purposes or to facilitate redemptions, provided that borrowing does not exceed an amount equal to 33 1/3% of the current value of the Portfolio's assets taken at market value, less liabilities, other than borrowings;

          (3) purchase securities on margin (except for delayed delivery or when-issued transactions or such short-term credits as are necessary for the clearance of transactions);

          (4) make loans to any person or firm; provided, however, that the making of a loan shall not include entering into repurchase agreements, and provided further that the Cash Portfolio may lend its portfolio securities to broker-dealers or other institutional investors if the aggregate value of all securities loaned does not exceed 33 1/3% of the value of the Portfolio's total assets;

          (5) engage in the business of underwriting the securities issued by others, except that the Portfolio will not be deemed to be engaging in the business of underwriting with respect to the purchase or sale of securities subject to legal or contractual restrictions on disposition;

          (6) issue senior securities, except as permitted by its investment objective, policies and restrictions, and except as permitted by the 1940 Act; and

          (7) purchase or sell real estate, commodities, or commodity contracts unless acquired as a result of ownership of securities, and provided further that the Portfolio may invest in securities backed by real estate and in financial futures contracts and options thereon.

The foregoing percentages will apply at the time of the purchase of a security. The above limitations also apply to each Fund, with the exception that a Fund may invest all of its investable assets without limitation in its respective Portfolio.

Investment Policies

See Item 4 in Part A for a description of the Portfolio's investment policies.

Description of Ratings

Description of Commercial Paper Ratings

The following descriptions of short-term debt ratings have been published by Standard & Poor's Rating Service, a division of McGraw-Hill Companies ("S&P"), Moody's Investors Service ("Moody's"), Fitch's Investors Service ("Fitch"), Duff and Phelps ("Duff"), and IBCA Limited ("IBCA"), respectively. These obligations have an original maturity not exceeding thirteen months, unless explicitly noted.

An S&P commercial paper rating is a current assessment of the likelihood of timely payment of debt considered short-term in the relevant market. Commercial paper issues rated A-1 by S&P reflect a very strong degree of safety of timely payment. Commercial paper issues rated A-2 reflect a strong degree of safety of timely payment but not as strong as for issues designated A-1.

Commercial paper issues rated Prime-1 by Moody's are judged by Moody's to be of the "highest" quality on the basis of relative repayment capacity with a superior ability for repayment of senior short-term debt obligations. Commercial paper issues rated Prime-2 are judged by Moody's to be of the "second highest" quality with a strong ability for repayment of senior short-term debt obligations.

The rating Fitch-1 (Highest Grade) is the highest commercial rating assigned by Fitch. Paper rated Fitch-1 is regarded as having the strongest degree of assurance for timely payment.

Commercial paper issues rated Fitch-2 are regarded as having only a slightly less assurance of timely payment than those issues rated Fitch-1.

The rating Duff-1 is the highest commercial paper rating assigned by Duff. Paper rated Duff-1 is regarded as having very high certainty of timely payment with excellent liquidity factors that are supported by ample asset protection. Risk factors are minor. The rating Duff-2 is regarded as having good certainty of timely payment with sound liquidity factors supported by good asset protection. Risk factors are small.

The designation A1 by IBCA indicates that the obligation is supported by a very strong capacity for timely repayment. The designation A2 by IBCA indicates that the obligation is supported by a strong capacity for timely repayment.

Description of Long-Term Debt Ratings

The following is a description of Moody's debt instrument ratings:

Aaa -- Bonds which are rated Aaa are judged to be of the best quality. They carry the smallest degree of investment risk and are generally referred to as "gilt edged". Interest payments are protected by a large or by an exceptionally stable margin and principal is secure. While the various protective elements are likely to change, such changes as can be visualized are most unlikely to impair the fundamentally strong position of such issues.

Aa -- Bonds which are rated Aa are judged to be of high quality by all standards. Together with the Aaa group they comprise what are generally known as high-grade bonds. They are rated lower than the best bonds because margins of protection may not be as large as in Aaa securities or fluctuation of protective elements may be of greater amplitude or there may be other elements present which make the long-term risk appear somewhat larger than the Aaa securities.

Moody's applies numerical modifiers 1, 2 and 3 in each generic rating classification. The modifier 1 indicates that the obligation ranks in the higher end of its generic rating category; the modifier 2 indicates a midrange ranking; and the modifier 3 indicates a ranking in the lower end of that generic rating category.

The following is a description of S&P's debt instrument ratings:

S&P's ratings are based, in varying degrees, on the following considerations:
(i) the likelihood of default -- capacity and willingness of the obligor as to the timely payment of interest and repayment of principal in accordance with the terms of the obligations; (ii) the nature of and provisions of the obligation; and (iii) the protection afforded by, and relative position of, the obligation in the event of bankruptcy, reorganization, or other arrangement under the laws of bankruptcy and other laws affecting creditors' rights.

AAA -- Debt rated AAA has the highest rating assigned by S&P. Capacity to pay interest and repay principal is extremely strong.

AA -- Debt rated AA has a very strong capacity to pay interest and repay principal and differs from the highest rated issues only in small degree.

Plus (+) or minus (-): The ratings may be modified by the addition of a plus or minus sign to show relative standing within the major rating categories.

Item 14.  Management of the Funds and the Portfolios

The business and affairs of each Fund are managed under the direction of the Board of Trustees of the Trust. The business and affairs of each Portfolio are managed under the direction of the Board of Trustees of the Portfolio Trust. Each Board of Trustees approves all significant agreements between the Trust or Portfolio Trust (on behalf of each Fund or Portfolio) and the persons and companies that furnish services to the particular Fund or Portfolio, including (when applicable) agreements with its investment adviser, administrator, fund accountant, custodian and transfer agent. The day-to-day operations of each Fund are delegated to its corresponding Portfolio's investment manager and such Fund's administrator.

The following are the names, addresses and ages of the Trustees and officers of the Trust and the Portfolio Trust, their positions with the Trust and the Portfolio Trust, and their present and principal occupations during the past five years. An asterisk (*) indicates that a Trustee is an "interested person" of the Trust and the Portfolio Trust, as defined in the 1940 Act.

Kevin J. Sheehan, Trustee* (45), Director since 1990, President since 1992, Chairman and Chief Executive Officer since June 1995, Investors Bank & Trust Company. Chairman and Chief Executive Officer since June 1995, Investors Financial Services Corp.

Francis J. Gaul, Jr., Trustee (56), Vice President, Triad Mutual Fund Investors Corp. (Registered Investment Adviser) July 1996 - present; Vice President & Resident Manager, Goldman Sachs & Co. (Investment Banking & Institutional Sales) December 1990 - January 1996.

Edward F. Hines, Jr., Trustee (51), Partner 1977 - present, Managing Partner 1983-87, Choate, Hall & Stewart.

Thomas E. Sinton, Trustee (64), Retired; Managing Director, Corporate Accounting Policy, April 1993 - October 1996 and Consultant, November 1992 - March 1993, Bankers Trust Company; General Partner, 1967 - 1992, Ernst & Young.

Sean P. Brennan, President (35), Director, Marketing, Investors Bank & Trust Company, 1996 to present; Executive Vice President, Aspen Capital Management, 1995-96; Director of International Mutual Funds, CS First Boston, 1993-94; Vice President of Sales, Concord Financial Corp. 1989-93.

Paul J. Jasinski, Treasurer and Chief Financial Officer (50), Managing Director, Investors Bank & Trust Company, 1990 - present.

Susan C. Mosher, Secretary (42), Director, Mutual Fund Administration - Legal and Regulatory, Investors Bank & Trust Company, 1995 - present; Associate Counsel, 440 Financial Group of Worcester, Inc., 1993 - 95; Associate and Partner, Gallagher, Callahan & Gartrell, P.A., 1986 - 1992.

Raymond O'Neil, Assistant Treasurer and Assistant Secretary (Portfolio Trust only) (34), Managing Director, Dublin, Investors Fund Services (Ireland) Limited 1994 - present; Vice President, Atlantic Corporate Management Limited, 1991-1994.

Compensation

The following table describes the compensaton to be received by the Trustees (with the exception of Mr. Sheehan, who receives no remuneration from the Funds or the Portfolios).

                                                                                                 Total
                           Aggregate        Pension of                                           Compensation
                           tion From        Retirement                                           From Registrant
Name of                    Compensa-        Benefits Accrued           Estimated Annual          and Fund
Person,                    tion From        As Part of Port-           Benefits Upon             Complex* Paid
Position                   Registrant       folio Expenses             Retirement                to Trustees
--------                   ----------       --------------             ----------                -----------

Francis J. Gaul, Jr.,      $5,000           None                       None                      $25,000
Trustee

Edward F. Hines, Jr.,      $5,000           None                       None                      $25,000
Trustee

Thomas E. Sinton,          $5,000           None                       None                      $25,000
Trustee

* The term "Fund Complex" refers to the series of the Trust, the series of the Portfolio Trust and Merrimac Global Cash Fund (a Cayman company established in
1997).

Item 15.  Control Persons and Principal Holders of Securities

As of March 26, 1997, BNY As Agent For Its Securities Lending Customers and Investors Bank As Security Lending Agent FBO, beneficially owned more than 25% of the voting securities of the Premium Class of the Cash Fund and therefore controls, as such term is defined under the 1940 Act, the Premium Class of the Cash Fund. As of March 26, 1997, Saturn & Co, C/O Investors Bank, beneficially owned more than 25% of the voting securities of the Institutional Class of the Cash Fund and therefore controls, as such term is defined under the 1940 Act, the Institutional Class of the Cash Fund. As of March 26, 1997, the Treasury Fund had not commenced operations.

The Trustees and officers of the Trust and the Portfolio Trust, as a group, own less than 1% of the Funds' and the Portfolios' beneficial interests, respectively.

Item 16. Investment Advisory and Other Services

Most of the Funds' or the Portfolios' day-to-day operations are performed by separate business organizations under contractual agreement with the Portfolios or the Portfolio Trust, as the case may be. The principal service providers are:

         Investment Adviser (Portfolios)                 Investors Bank & Trust Company
         Investment Sub-Adviser (Cash Portfolio)         The Bank of New York
         Investment Sub-Adviser (Treasury Portfolio)     Aeltus Investment Management, Inc.
         Administrator (Funds)                           Investors Bank & Trust Company
         Administrator (Portfolios)                      Investors Fund Services (Ireland) Limited
         Transer Agent (Funds)                           Investors Bank & Trust Company
         Transfer Agent (Portfolios)                     IBT Fund Services (Canada) Inc.
         Custodian                                       Investors Bank & Trust Company
         Independent Auditors                            Ernst & Young LLP

Adviser

Each Portfolio and Investors Bank & Trust Company ("Investors Bank") have entered into an investment adviser agreement (the "Adviser Agreement"). Under the Adviser Agreement, Investors Bank continuously reviews and supervises the Portfolio's investment program. Investors Bank discharges its responsibilities subject to the supervision of, and policies established by, the Trustees of the Portfolio Trust. Investors Bank was organized in 1969 as a Massachusetts-chartered trust company and provides domestic and global custody, multi currency accounting, institutional transfer agency, performance measurement, foreign exchange, securities lending and mutual fund administration services to a variety of financial asset managers, including mutual fund complexes, investment advisers, banks and insurance companies. Investors Bank is a wholly-owned subsidiary of Investors Financial Services Corp., a publicly-held corporation and holding company registered under the Bank Holding Company Act of 1956. The business address of Investors Bank is 89 South Street, Boston, Massachusetts 02111. Investors Bank began acting as an investment adviser at the commencement of operations of the Cash Portfolio (November 21, 1996) but otherwise has no previous experience in providing investment advisory services.

Sub-Advisers

The Bank of New York ("BNY") serves as the Cash Portfolio's sub-adviser pursuant to its Investment Sub-Adviser Agreement (the "BNY Sub-Adviser Agreement") with Investors Bank. Under the BNY Sub-Adviser Agreement, BNY manages the Portfolio, selects investments and places all orders for the purchase and sale of the Portfolio's securities, subject to the general supervision of the Trust's Board of Trustees and Investors Bank and in accordance with the Portfolio's investment objective, policies and restrictions. BNY is a wholly owned subsidiary of The Bank of New York Company, Inc. BNY has discretionary investment authority for the short-term money management of accounts exceeding $30 billion. The business address of BNY is 48 Wall Street, New York, New York 10286. For its services to the Portfolio, BNY is paid by

Investors Bank a monthly fee computed at an annual rate of .08% of the average daily net assets of the Cash Portfolio.

Aeltus Investment Management, Inc. ("Aeltus") serves as the Treasury Portfolio's sub-adviser pursuant to its Investment Sub-Adviser Agreement (the "Aeltus Sub-Adviser Agreement") with Investors Bank. Under the Aeltus Sub-Adviser Agreement, Aeltus manages the Portfolio, selects investments and places all orders for the purchase and sale of the Portfolio's securities, subject to the general supervision of the Trust's Board of Trustees and Investors Bank and in accordance with the Portfolio's investment objective, policies and restrictions. Aeltus is an indirect wholly owned subsidiary of Aetna Inc. As of December 31, 1996, Aeltus managed approximately $38 billion in assets for various individual and institutional accounts, including registered investment companies. The business address of Aeltus is 242 Trumbull Street, Hartford, Connecticut 06103-1205. For its services to the Treasury Portfolio, Aeltus is paid by Investors Bank a monthly fee computed at an annual rate of .08% of the average daily net assets of the Treasury Portfolio.

Administrator

Each Portfolio and each Fund employs Investors Fund Services (Ireland) Limited ("IBT Ireland"), a subsidiary of Investors Bank, and Investors Bank, respectively, as Administrators under Administration Agreements (the "Administration Agreements") to provide certain administrative services. The services provided by IBT Ireland and Investors Bank include certain accounting, clerical and bookkeeping services, Blue Sky (for the Funds only), corporate secretarial services and assistance in the preparation and filing of tax returns and reports to shareholders and the Securities and Exchange Commission. Investors Bank also assists the Funds in preparing state "blue sky" filings and otherwise assists the Funds in complying with state securities law requirements.

Transfer Agent

Investors Bank acts as transfer agent for each Fund and IBT Fund Services (Canada) Inc. ("IBT Canada"), a subsidiary of Investors Bank, acts as transfer agent for each Portfolio pursuant to Transfer Agency Agreements. As transfer agent, Investors Bank is responsible for the issuance, transfer and redemption of shares and the establishment and maintenance of shareholders accounts for each Fund, and IBT Canada is responsible for maintaining records of shareholder interests for each Portfolio.

Custodian and Fund Accountant

Investors Bank acts as custodian for each Fund and each Portfolio and IBT Canada acts as fund accountant for the Portfolios. As custodian, Investors Bank holds cash, securities and other assets of each Fund and each Portfolio as required by the 1940 Act. As fund accountant for each Fund and each Portfolio, IBT Canada performs certain accounting, clerical and bookkeeping services, and the daily calculation of net asset value for each Portfolio and Fund.

For its services under the Adviser Agreement, Administration Agreement, Transfer Agency Agreement, Custodian Agreement and the Fund Accounting Agreement, each Portfolio pays Investors Bank an aggregate fee which is calculated daily and paid monthly, at an annual rate of 0.17% of the average daily net assets of the particular Portfolio. For its services under the Administration Agreement, the Transfer Agency Agreement, the Custodian Agreement and the Fund Accounting Agreement, each Fund pays Investors Bank an aggregate fee which is calculated daily and paid monthly, at an annual rate of .01% of the average daily net assets of the Fund. Investors Bank is solely responsible for the payment of all fees to BNY, Aeltus and to its subsidiaries.

For the fiscal period ended December 31, 1996, the fee paid to Investors Bank by the Trust (on behalf of the Cash Fund) for all services rendered by Investors Bank to the Cash Fund was $6,416. The Treasury Fund had not commenced operations as of December 31, 1996.

Independent Auditors

For the period ended December 31, 1996, the Boston, Massachusetts office of Ernst & Young LLP ("Ernst & Young LLP") served as independent auditors to the Trust and the Portfolio Trust. For the year ending December 31, 1997, the Grand Cayman office of Ernst & Young ("Ernst & Young") will serve as independent auditors to the Trust and the Portfolio Trust. Ernst & Young LLP and Ernst & Young are responsible for performing, for the respective periods noted above, annual audits of the financial statements and financial highlights in accordance with generally accepted accounting standards, a review of the Federal tax returns, and, pursuant to Rule 17f-2 of the 1940 Act, three security counts.

The mailing address of Ernst & Young LLP is 200 Clarendon Street, Boston, Massachusetts 02116. The mailing address of Ernst & Young is One Capital Place, Shedden Road, Georgetown, Grand Cayman, Cayman Islands, British West Indies.

Item 17.  Brokerage Allocation and Other Practices

Each Portfolio's purchases and sales of portfolio securities usually are principal transactions. Portfolio securities are normally purchased directly from the issuer or from an underwriter or market maker for the securities. There usually are no brokerage commissions paid for such purchases. The Portfolios do not anticipate paying brokerage commissions. Any transaction for which a Portfolio pays a brokerage commission will be effected at the best price and execution available. Subject to this requirement, securities may be bought from or sold to brokers or dealers who have furnished statistical, reseach and other information or services to Investors Bank, BNY or Aeltus. Purchases from underwriters of portfolio securities include a commission or concession paid by the issuer to the underwriter, and purchases from dealers serving as market makers include the spread between the bid and asked price.

Allocation of transactions, including their frequency, to various dealers is determined by BNY and Aeltus in their best judgment and in a manner deemed to be in the best interest of shareholders of the particular Portfolio rather than by any formula. The primary consideration is prompt execution of orders in an effective manner at the most favorable price.

Investment decisions for each Portfolio will be made independently from those for any other account that is or may in the future become managed by BNY or Aeltus. If, however, a Portfolio and other accounts managed by BNY or Aeltus are contemporaneously engaged in the purchase or sale of the same security, the transactions may be averaged as to price and allocated equitably to each account. In some cases, this policy might adversely affect the price paid or received by a Portfolio or the size of the position obtainable for the Portfolio. In addition, when purchases or sales of the same security for the Portfolio and for other accounts managed by BNY or Aeltus occur contemporaneously, the purchase or sale orders may be aggregated in order to obtain any price advantages available to large denomination purchases or sales. For the fiscal year ended December 31, 1996, the Cash Portfolio paid no brokerage commissions and the Treasury Portfolio has not commenced operations.

No transactions are executed with BNY, Aeltus or Investors Bank, or with any affiliate of either entity, acting either as principal or as broker.

Item 18.  Capital Stock and Other Securities

The Trust was organized as a Delaware business trust on October 30, 1996 and operates under a Master Trust Agreement, dated October 30, 1996. The Trust is authorized to issue beneficial interests only to accredited investors, as such term is defined under Rule 501 of the Securities Act of 1933. The beneficial interests of each series shall hereinafter be referred to as "shares" and the holders of such interests shall hereinafter be referred to as "shareholders." The value of a share shall be equal to the Book Capital Account balance of the shareholder. The Trustees shall have the authority to establish series, each of which shall be a separate subtrust and the shares of which shall be separate and distinct from the shares of any other series and shall evidence ownership interest in a different investment portfolio (hereinafter referred to as a "Series"). The shares in each Series may have such rights as the Trustees may establish from time to time, including with respect to price, terms and manner of purchase and redemption, dividends and other distributions, rights on liquidation, sinking or purchase fund provisions, conversion rights and conditions under which the shareholders of the several Series shall have separate voting rights or no voting rights.

As of the date of this Part B, the Trust is comprised of the following Series, each of which commenced operations on the date set forth opposite the Fund's name:

         Merrimac Cash Fund                      November 21, 1996
         Merrimac Treasury Fund                  Has not commenced operations

The Trust is authorized, without shareholder approval, to divide shares of any Series into two or more classes, each class having such different dividend, liquidation, voting and other rights as the Trustees may determine. Currently, the Funds offer two classes of shares, the Premium Class and the Institutional Class, which are described in Part A.

The Trustees may, without any vote of the shareholders, amend or otherwise supplement the Master Trust Agreement by an instrument in writing executed by a majority of the Trustees, provided that shareholders shall have the right to vote with respect to the election or removal of Trustees, any investment advisory contract, any dissolution of a Series, certain amendments to this Master Trust Agreement, any merger, consolidation or sale of assets, such additional matters relating to the Trust as may be required by the 1940 Act or otherwise required or authorized by law or by any registration statement of the Trust filed with the SEC, or as the Trustees may consider desirable.

Shareholders of a Series are each liable for all obligations of such Series; however, it is not expected that the liabilities of a Series would ever exceed its assets. If any present or past shareholder of any Series of the Trust is charged or held personally liable for any obligation or liability of the Trust solely by reason of being or having been a shareholder and not because of such shareholder's acts or omissions or for some other reason, the Series, upon request, shall assume the defense against such charge and satisfy any judgment thereon, and the shareholder or former shareholder shall be entitled out of the assets of such Series, to be held harmless from and indemnified against all loss and expense arising from such liability. Thus, the risk to shareholders of incurring financial loss beyond their investment is limited to circumstances in which the Series itself would be unable to meet its obligations.

The Trust will not have an Annual Meeting of Shareholders. Special Meetings may be convened: (i) by the Board of Trustees; (ii) upon written request to the Board of Trustees by the holders of at least 10% of the outstanding shares of the Trust (if such matter relates to the Trust as a whole) or a Fund (if such matter relates only to such Fund); or (iii) upon the Board of Trustee's failure to honor the shareholder's request described above, by shareholders of at least 10% of the outstanding shares giving notice of the Special Meeting to the shareholders.

Item 19.  Purchase, Redemption and Pricing of Securities Being Offered

Manner In Which Shares Are Offered

Shares of each Fund and each Portfolio are issued solely in private placement transactions which do not involve any "public offering" within the meaning of
Section 4(2) of the 1933 Act. Investments in a Portfolio may only be made by "accredited investors" within the meaning of Regulation D under the 1933 Act. Fund Shares are sold directly by the Trust without a distributor and are not subject to a sales load or redemption fee; assets of the Premium Class are not subject to a Rule 12b-1 or shareholder servicing fee while assets of the Institutional Class are subject to a 0.25% shareholder servicing fee. Portfolio Shares are sold directly by the Portfolio Trust without a distributor and are not subject to a sales load or redemption fee; assets of the Portfolio Trust are not subject to a Rule 12b-1 or shareholder servicing fee.

Valuation of Shares

The net asset value per share of each Fund is determined each day that both the New York Stock Exchange ("NYSE") and the New York Federal Reserve Bank are open (a "Business Day"). This determination is made once each day as of 2:00 p.m., Eastern time.

The assets in each Fund are valued based upon the amortized cost method which involves valuing a security at its cost and thereafter assuming a constant amortization to maturity of any discount or premium. Although the amortized cost method provides consistency in valuation, it may result in periods during which the stated value of a security is higher or lower than the price the Portfolio would receive if the security were sold. This method of valuation is used in order to stabilize the net asset value of shares of a Fund at $1.00; however, there can be no assurance that a Fund's net asset value will always remain at $1.00 per share.

The net asset value per share of the Fund is determined by dividing the value of the Fund's net assets (i.e., its value of its investment in the Portfolio and other assets, including accrued but undistributed net investment income less liabilities) by the total number of the shares of the Fund outstanding. As a result of the Portfolio's use of the amortized cost method, it is anticipated that the Fund's net asset value per share will be stabilized at $1.00; however there can be no assurance that the Fund's net asset value per share will always remain at $1.00.

Item 20.  Tax Status

Each Fund intends to qualify and elect to be treated as a "regulated investment company'" under Subchapter M of the Internal Revenue Code of 1986, as amended (the "Code"). If it so qualifies, a Fund will not be subject to U.S. federal income taxes on its net investment income (i.e., its investment company taxable income, as that term is defined in the Code, determined without regard to the deduction for dividends paid) and net long-term capital gain (the excess of net realized long-term capital gain over net realized short-term capital loss), if any, that it distributes to its shareholders in each taxable year, provided that it distributes to its shareholders at least 90% of its net investment income for such taxable year. If in any year a Fund fails to qualify as a regulated investment company, the Fund would incur regular corporate federal income tax on its taxable income for that year and be subject to certain additional distribution requirements upon requalification.

Each Fund is subject to a nondeductible 4% excise tax calculated as a percentage of certain undistributed amounts of ordinary income and capital gain net income. To the extent possible, each Fund intends to make sufficient distributions to avoid the application of both the corporate income and excise taxes.

All dividends and distributions to shareholders of each Fund of investment company taxable income will be taxable to shareholders whether paid in cash or reinvested in additional shares. For federal income tax purposes, distributions of net investment income which includes the excess of a Fund's net realized short-term capital gains over net realized long-term capital losses, are taxable to shareholders as ordinary income.

Distributions of net realized long-term capital gains designated by a Fund as "capital gain dividends" will be taxable as long-term capital gains, whether paid in cash or additional shares, regardless of how long the shares have been held by such shareholders, and such distributions will not be eligible for the dividends received deduction. A portion of a Fund's dividends may qualify for the dividends received deduction available to corporations. Long-term capital gains currently are taxed at the same federal income tax rates as ordinary income and short-term capital gains.

Gain or loss, if any, recognized on the sale or other disposition of shares of a Fund will be taxed as capital gain or loss if the shares are capital assets in the shareholder's hands. Generally, a shareholder's gain or loss will be a long term gain or loss if the shares have been held for more than one year. If a shareholder sells or otherwise disposes of shares of a Fund before holding them for more than six months, any loss on the sale or other disposition of such shares shall be (i) treated as a long-term capital loss to the extent of any capital gain dividends received by the shareholder with respect to such shares or (ii) disallowed to the extent of any exempt-interest dividends received by the shareholder with respect to such shares. A loss realized on a sale or exchange of shares may be disallowed if other shares are acquired within a 61-day period beginning 30 days before and ending 30 days after the date that the shares are sold.

The above discussion does not address the special tax rules applicable to certain classes of investors, such as tax-exempt entities, insurance companies, and financial institutions, or the state, local, or foreign tax laws that may be applicable to certain investors. Investors should consult their own tax advisers with respect to the special tax rules that may apply in their particular situations, as well as the state, local, or foreign tax consequences to them of investing in a Fund.

Item 21.  Underwriters

Not Applicable.

Item 22.  Calculation of Performance Data

The yield for each Fund is calculated daily based upon the seven days ending on the date of calculation ("base period"). The yield is computed by determining the net change, exclusive of capital changes, in the value of a hypothetical pre-existing account having a balance of one share at the beginning of the base period, subtracting a hypothetical charge reflecting deductions from shareholder accounts and dividing the difference by the value of the account at the beginning of the base period to obtain the base period return, and then multiplying the base period return by (365/7) with the resulting yield figure carried to the nearest hundredth of one percent. An effective yield is computed by determining the net change, exclusive of capital changes, in the value of a hypothetical pre-existing account having a balance of one share at the beginning of the period, substracting a hypothetical charge reflecting deductions from shareholder accounts, and dividing the difference by the value of the account at the beginning of the base period to obtain the base period return, and then compounding the base period return by adding 1, raising the sum to a power equal to 365 divided by 7, and subtracting 1 from the result, according to the following formula:

EFFECTIVE YIELD = [(BASE PERIOD RETURN +1) [SUP{365/7}]]-1

The following is the current yield and effective yield for the Cash Fund for the seven-day period ended December 31, 1996:

Premium Class Yield 5.51%              Institutional Class Yield  5.26%
Premium Class Effective Yield 5.65%    Institutional Class Effective Yield 5.40%

The yields quoted are not indicative of future results. Yields of a Fund will depend on the type, quality, maturity, and interest rate of money market instruments held by the respective Portfolio in which such Fund invests.

Item 23.  Financial Statements

The financial statements contained in the Annual Report of the Cash Fund (Accession Number 000089 7436-97-000035) for the period ended December 31, 1996 (and filed via the SEC's EDGAR electronic filing system on February 27, 1997) are incorporated by reference into this Part B. The annual report of the Cash Fund may be obtained from the Trust by calling 1-888-MERRMAC.

                                     PART C

                                     PART C

Item 24. Financial Statements and Exhibits

(a)   Financial Statements:

      (1)  Financial Statements included in PART A of this Registration
           Statement:

             None

      (2) Financial Statements of the Merrimac Cash Fund included in PART B of this Registration Statement:

             Portfolio of Investments at December 31, 1996*

             Statement of Assets and Liabilities at December 31, 1996*

             Statement of Operations for the period ended December 31, 1996*

             Statement of Changes in Net Assets for the period ended December 31, 1996*

             Financial Highlights for the period from November 21, 1996 (commencement of operations) to December 31, 1996*

             Supplemental Data*

             Notes to Financial Statements - December 31, 1996*

             Independent Auditors' Report - February 21, 1997*

----------------------
*Incorporated herein by reference to the Annual Report of the Registrant for the fiscal year ended December 31, 1996, filed with the Securities and Exchange Commission on the EDGAR system on February 27, 1997 (Accession Number 000089 7436-97-000035)

(b) Exhibits:

      Exhibit No.       Description
      -----------       -----------

         1(a)           Master Trust Agreement, effective as of
                        October 30, 1996

         1(b)           Amendment No. 1 to the Master Trust Agreement

         2              By-Laws

         3              None

         4              None

         5(a) Investment Adviser Agreement between Merrimac Master Portfolio and Investors Bank & Trust Company ("Investors Bank")

         5(b) Investment Sub-Adviser Agreement between Investors Bank and The Bank of New York

         5(c) Investment Sub-Adviser Agreement between Investors Bank and Aeltus Investment Management, Inc.

         6              *

         7              Not Applicable

         8              Custodian Agreement between Registrant and
                        Investors Bank

         9(a)           Administration Agreement between Registrant and
                        Investors Bank

         9(b)           Transfer Agency Agreement between Registrant and
                        Investors Bank

         10             *

         11             *

         12             *

         13             None

         14             Not Applicable

         15(a)          Shareholder Servicing Plan

         15(b)          Shareholder Servicing Agreement

         16             Not Applicable

         18             Multiple Class Expense Allocation Plan (Rule 18f-3)

         27             Financial Data Schedules for the Cash Fund

-------------------
*Pursuant to General Instructions F4 of Form N-1A, a registration statement filed under only the Investment Company Act of 1940 shall consist of the facing sheet of the Form, responses to all items of Part A and B except Items 1, 2, 3, and 5A of Part A thereof, responses to all items of Part C except Items 24(b)(6), 24(b)(10), 24(b)(11) and 24(b)(12), required signatures and all other documents that are required or which the Registrant may file as part of the registration statement.

Item 25.  Persons Controlled by or Under Common Control with Registrant

As of the close of business on March 26, 1997, the following are owners of 25% or more of the value of the outstanding shares of the Merrimac Cash Fund. The Merrimac Treasury Fund has not yet commenced operations.

     Merrimac Cash Fund (Premium Class)
     ----------------------------------

     Record Owner                                          Percent Ownership
     ------------                                          -----------------

     The Bank of New York                                       74.2%
     As Agent for its Securities Lending
     Customers
     101 Barclay Street
     New York, NY 10286

     Investors Bank & Trust Company                             25.8 %
     As Security Lending Agent FBO
     89 South Street
     Boston, MA  02111

     Merrimac Cash Fund (Institutional Class)
     ----------------------------------------

     Record Owner                                          Percent Ownership
     ------------                                          -----------------

     Saturn & Co                                                76%
     C/O Investors Bank & Trust Company
     P.O. Box 1537
     Boston, MA  02205-1537

Since, as of March 26, 1997, the Merrimac Cash Fund is the owner of greater than 25% of the interests in the Merrimac Cash Portfolio, a series of the Merrimac Master Trust, it controls the Cash Portfolio and the shareholders listed above may also be deemed to control the Merrimac Cash Portfolio.

Item 26.  Number of Holders of Securities

As of March 26, 1997, the record holders of each class of Registrant's securities were as follows:

         Title of Class                              Number of Record Holders
         --------------                              ------------------------

         Merrimac Cash Fund (Premium Class)                   3
         Merrimac Cash Fund (Institutional Class)             3
         Merrimac Treasury Fund (Premium Class)               0
         Merrimac Treasury Fund (Institutional Class)         0

Item 27.  Indemnification

Under Article V of the Registrant's Declaration of Trust, the Trust shall indemnify, to the fullest extent permitted by law (including the 1940 Act), each Trustee, officer or employee of the Trust (including any Person who serves at the Trust's request as a director, officer or trustee of another organization in which the Trust has any interest as a shareholder, creditor or otherwise) against all liabilities and expenses (including amounts paid in satisfaction of judgments, in compromise, as fines and penalties, and as counsel fees) reasonably incurred by such Person in connection with the defense or disposition of any action, suit or other proceeding, whether civil or criminal, in which such Person may be involved or with which such Person may be threatened, while in office or thereafter, by reason of such Person being or having been such a Trustee, officer, employee, except with respect to any matter as to which such Person shall have been adjudicated to have acted with bad faith, willful misfeasance, gross negligence or reckless disregard of such Person's duties, such liabilities and expenses being liabilities only of the Portfolio Series out of which such claim for indemnificaiton arises; provided, however, that as to any matter disposed of by a compromise payment by such Person, pursuant to a consent decree or otherwise, no indemnification either for such payment of for any other expenses shall be provided unless there has been a determination that such Person did not engage in willful misfeasance, bad faith, gross negligence or reckless disregard of the duties involved in the conduct of such Person's office (i) by the court or other body approving the settlement or other disposition; or (ii) based upon a review of readily available facts (as opposed to a full trial-type inquiry), by written opinion from independent legal counsel approved by the Trustees; or (iii) by a majority of the Trustees who are neither Interested Persons of the Trust nor parties to the matter, based upon a review of readily available facts (as opposed to a full trial-type inquiry).

Item 28.  Business and Other Connections of Investment Adviser

Investors Bank serves as investment adviser to the Merrimac Cash Portfolio (in which the Merrimac Cash Fund has invested all of its assets) and the Merrimac Trasury Portfolio (in which the Merrimac Trasury Portfolio (in which the Merrimac Treasury Fund will invest all of its assets). Investors Bank was organized in 1969 as a Massachusetts-chartered trust company and provides domestic and global custody, multi-currency accounting, institutional transfer agency, performance measurement, foreign exchange, securities lending and mutual fund administration services to a variety of financial asset managers, including mutual fund complexes, investment advisers, banks and insurance companies. The business, profession, vocation or employment of a substantial nature that each director or officer of Investors Bank is or has been, at any time during the past two fiscal years, engaged in for his own account or in the capacity of director, officer, employee, partner or trustee, is as follows:


                                                              Business and Other
                                   Position With              Positions Within
Name                                  Adviser                 Last Two Years
----                                  -------                 --------------

Kevin J. Sheehan           President & Chief Executive        President since June 1992
                           Officer                            Chief Executive Officer since
                                                              June 1995

Michael F. Rogers          Executive Managing Director        since September 1993

Karen C. Keenan            Chief Financial Officer &          since June 1995
                           Secretary                          Vice President September 1992
                                                              to June 1995

Earl W. Zimmerman          Treasurer                          since May 1994



                                      C-5

                                                              Business and Other
                                   Position With              Positions Within
Name                                  Adviser                 Last Two Years
----                                  -------                 --------------

Edmund J. Maroney          Managing Director - Systems        since July 1991

Robert D. Mancuso          Managing Director-Marketing        since September 1993
                           and Client Management

David F. Flynn             Managing Director-Lending          since April 1992

James M. Oates             Director                           Chairman of IBEX Capital
                                                              Markets, LLC since 1996;
                                                              Managing Director of The
                                                              Wydown Group 1994-1996

Thomas P. McDermott        Director                           Managing Director of TPM
                                                              Associates since 1994

Frank B. Condon            Director                           Chief Executive Officer & Chairman
                                                              of The Woodstock Corporation since
                                                              1993

Phyllis S. Swersky         Director                           President & Chief Executive Officer
                                                              of The NET Collaborative since 1996;
                                                              President of The Meltech Group
                                                              1995-1996; Acting President of Object
                                                              Design and I-Cube

Donald G. Friedl           Director                           President of All Seasons Services
                                                              since 1996

Robert B. Fraser           Director                           Partner at Goodwin, Procter & Hoar,
                                                              L.L.P. since 1994

Item 29.  Principal Underwriters

Not Applicable

Item 30.  Location of Accounts and Records

The accounts and records of the Registrant are located, in whole or in part, at the office of the Registrant and the locations set forth below. (The Merrimac Cash Funds and the Merrimac Treasury Fund are referred to as the "Funds" and the Merrimac Cash Portfolio and the Merrimac Treasury Portfolio are referred to as the Portfolios.)

Investors Bank & Trust Company
89 South Street
Boston, MA  02111
(Investment Adviser to the Merrimac Cash Portfolio and Merrimac Treasury Portfolio; Administrator, and Transfer Agent for the Funds; Custodian for the Funds and the Portfolios)

The Bank of New York
48 Wall Street
New York, NY  10286
(Investment Sub-Adviser to the Merrimac Cash Portfolio)

Aeltus Investment Management, Inc.
242 Trumbull Street
Hartford, CT  06103
(Investment Sub-Adviser to the Merrimac Treasury Portfolio)



Investors Fund Services (Ireland) Limited
Deloitte & Touche House
29 Earlsfort Terrace
Dublin 2, Ireland
(Administrator to the Portfolios)

IBT Fund Services (Canada) Inc.
1 First Canadian, King Street West
Suite 2800 P.O. Box 231
Toronto, CA  M5X1C8
(Transfer Agent for the Portfolios and Fund Accountant for the Portfolios and the Funds)

Item 31.  Management Services

Not Applicable

Item 32.  Undertakings

Not Applicable

                                   SIGNATURES

         Pursuant to the requirements of the Investment Company Act of 1940, as amended, the Registrant has duly caused this Registration Statement on Form N-1A to be signed on its behalf by the undersigned, thereto duly authorized in the City of Boston, and Commonwealth of Massachusetts as of the 27th day of March, 1997.


                                                     MERRIMAC FUNDS


                                                     /s/ Sean P. Brennan
                                                     -------------------
                                                     Sean P. Brennan
                                                     President

                                  EXHIBIT INDEX

         Exhibit No.              Description
         -----------              -----------

            1(a)                  Master Trust Agreement, effective as of
                                  October 30, 1996

            1(b)                  Amendment No. 1 to the Master Trust Agreement

            2                     By-Laws

            5(a) Investment Adviser Agreement between Merrimac Master Portfolio and Investors Bank & Trust Company ("Investors Bank")

            5(b) Investment Sub-Adviser Agreement between Investors Bank and The Bank of New York

            5(c) Investment Sub-Adviser Agreement between Investors Bank and Aeltus Investment Management, Inc.

            8                     Custodian Agreement between Registrant and
                                  Investors Bank

            9(a) Administration Agreement between Registrant and Investors Bank

            9(b) Transfer Agency Agreement between Registrant and Investors Bank

            15(a)                 Shareholder Servicing Plan

            15(b)                 Shareholder Servicing Agreement

            18                    Multiple Class Expense Allocation Plan (Rule
                                  18f-3)

            27                    Financial Data Schedules for the Cash Fund